OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Government authorities	$ 366		$ 200
Employees	113		91
Prepaid expenses	1,294		1,258
Nehoray	84	[1]	171	[1]
Foreign currency derivatives	24
Others	188		226
Other accounts receivable and prepaid expenses	$ 2,069		$ 1,946

[1]	The balance as of December 31, 2011 and 2012, in the amounts of $171 and $84 respectively, are receivable from Nehoray in accordance to the loan sold (see note 1j)